Significant Accounting Policies (Details Narrative)	9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($) Number	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) Number	Dec. 31, 2015 USD ($)
Certificate of deposit maturities	15
Maturity of liquid investments			90 days
Rent expense | $	$ 255,000	$ 258,000	$ 343,000	$ 214,000
Cash deposit per institution insured by FDIC | $			$ 250,000
Concentration risk percentage			33.00%
Percentage of policies for concentration in counties			5.00%
Jefferson Parish [Member]
Concentration risk percentage	12.60%
Saint Tammany [Member]
Concentration risk percentage	12.50%
East Baton Rouge Parish [Member]
Concentration risk percentage	7.20%
Livingston Parish [Member]
Concentration risk percentage	5.10%
Louisiana [Member]
Number of parishes, insured	63
Number of parishes, total	64
Percentage of policies for concentration in counties	5.00%
Texas [Member]
Number of counties, total texas	254
Texas [Member] | Maison [Member]
Number of counties on direct basis - policy written in Texas	150
Texas [Member]
Number of parishes, insured			105
Percentage of policies for concentration in counties	5.00%
Furniture [Member]
Property plant and equipment useful life	7 years
Vehicle [Member]
Property plant and equipment useful life	5 years
Computer Equipment [Member]
Property plant and equipment useful life	3 years		3 years
Minimum [Member]
Maturity of liquid investments	3 months
Maximum [Member]
Maturity of liquid investments	1 year
Cash deposit per institution insured by FDIC | $	$ 250,000